UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2009

                          Check here if Amendment [X]
                        This Amendment No. 1 (check only one)
                             [ ] is a restatement
                         [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Wynnefield Capital Management LLC
Address:              450 Seventh Avenue, Suite 509, New York, New York  10123
Form 13F File Number: 28-7006

===============================================================================

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 13, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 1, 2010.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen J. Nelson
Title: Attorney-In-Fact for Joshua H. Landes, Managing Member
       of Wynnefield Capital Management LLC
Phone: (914) 220-1910 for Stephen J. Nelson or (212) 760-0814 for Joshua H. Landes


Signature, Place, and Date of Signing:

Wynnefield Capital Management LLC
  By: Mr. Joshua H. Landes, Member
      By: /s/ Stephen J. Nelson
	  Stephen J. Nelson
	  White Plains, New York
	  February 9, 2010


Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: 211,286,000

List of Other Included Managers:

No.	Name					Form 13F File Number


-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   913       3652153    SH          OTHER                            3652153
ALLIED DEFENSE GRP INC.  COM       019118108   3203      810840     SH          OTHER                            810840
BIOFUEL ENERGY CORP.     COM       09064Y109   328       885820     SH          OTHER                            885820
BREEZE EASTERN CORP.     COM       106764103   15993     2423128    SH          OTHER                            2423128
CAGLES INC.              CL A      127703106   509       291100     SH          OTHER                            291100
CORE MARK HLDNGS CO INC. COM       218681104   22363     1227372    SH          OTHER                            1227372
CORNELL COMPANIES INC.   COM       219141108   52969     3235709    SH          OTHER                            3235709
CROWN CRAFTS INC.        COM       228309100   3524      1844910    SH          OTHER                            1844910
EASYLINK SERVICES        CL A      277858106   5681      3173958    SH          OTHER                            3173958
INT'L CORP.
EURAND NV                SHS       N31010106   1752      157242     SH          OTHER                            157242
FIRST AVIATION SERV.     COM       31865W108   1389      2314466    SH          OTHER                            2314466
GIII APPAREL GRP LTD     COM       36237H101   85        15397      SH          OTHER                            15397
GENTEK INC.            COM NEW     37245X203   4764      272400     SH          OTHER                            272400
LANDEC CORP.             COM       514766104   10049     1804172    SH          OTHER                            1804172
MOTORCAR PARTS AMERICA   COM       620071100   2625      656357     SH          OTHER                            656357
INC.
MVC CAPITAL INC.         COM       553829102   27266     3242113    SH          OTHER                            3242113
NEVADA GOLD &            COM       64126Q206   2667      3419584    SH          OTHER                            3419584
CASINOS INC
NOBEL LEARNING           COM       654889104   19256     1640231    SH          OTHER                            1640231
COMMUNITIES INC.
OMEGA PROTEIN CORP.      COM       68210P107   1567      593637     SH          OTHER                            593637
PET DRX CORP.            COM       715813101   695       3655823    SH          OTHER                            3655823
PET DRX CORP.            *W EXP    715813119   15        1538500    SH          OTHER                            1538500
                         03/17/201
PET DRX CORP.            UNIT      715813200   5         14000      SH          OTHER                            14000
                         03/17/2010
PHYS. FORM. HOLD. INC.   COM       719427106   1063      542249     SH          OTHER                            542249
PRINCETON REVIEW INC.	 COM       742352107   5740      1319606    SH          OTHER                            1319606
PROSHARES ULTRA GOLD     ULTRA     74347W601   3331      10000      SH          OTHER                            10000
                         GOLD
PROSPECT MEDICAL         CL A      743494106   1570      1082496    SH          OTHER                            1082496
HOLDINGS INC.
RAND LOGISTICS INC.      COM       752182105   1298      480767     SH          OTHER                            480767
RUSS BERRIE & CO.        COM       782233100   835       632876     SH          OTHER                            632876
SUMMER INFANT, INC.      COM       865646103   5306      2964063    SH          OTHER                            2964063
SUMMER INFANT, INC.      *W EXP    865646111   2         175000     SH          OTHER                            175000
                         4/20/2000
TEAMSTAFF INC.           COM       87815U303   2047      1516466    SH          OTHER                            1516466
                         PAR
                        .001
TECHTEAM GLOBAL INC.     COM       878311109   2246      460183     SH          OTHER                            460183
WESTMORELAND COAL CO.    COM       960878106   816       113758     SH          OTHER                            113758
WHITE ELECTRONIC         COM       963801105   7407      1847085    SH          OTHER                            1847085
DESIGNS CORP.
WHX CORP.	         COM       929248607   2007       299528    SH          OTHER                            299528







==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm, LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.

						By: /s/ Joshua H. Landes
						    Joshua H. Landes